JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND
200 Berkeley Street
Boston, Massachusetts, 02216-2805
February 23, 2024
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
100 F Street, N.E.
Washington, DC 20549
RE:
John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund”)
File Nos. 333-276048; 811-22056
Ladies and Gentlemen:
On behalf of John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund”), in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are transmitting for electronic filing Pre-Effective Amendment No. 2 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (a “Registration Statement”) with respect to the proposed offering by the Fund of additional common shares of beneficial interest, $0.01 par value per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act
A separate correspondence filing was made on February 16, 2024, in response to Staff comments. We request that the Staff review the Registration Statement as promptly as possible and contact us at its earliest possible convenience if it has any further comments.
Should members of the SEC staff have any questions or comments concerning the Registration Statement, or if we may cooperate with you in any way in the processing of this filing, please email the undersigned at tdee@jhancock.com with any questions or comments concerning these materials.
Sincerely,
/s/Thomas Dee
Thomas Dee Assistant Secretary